13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

09/30/2003

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     October 23, 2003

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:   $42773


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     610   10000SH       Sole                     10000
AIR PRODCOM     009158106     658   14600SH       Sole                     14600
ALTRIA GCOM     02209S103    1375   31400SH       Sole                     31400
AMERICANCOM     026874107     612   10600SH       Sole                     10600
ANADARKOCOM     032511107     685   16400SH       Sole                     16400
BANK OF COM     060505104     726    9300SH       Sole                      9300
BLACK & COM     091797100     852   21000SH       Sole                     21000
BRISTOL-COM     110122108    1475   57500SH       Sole                     57500
CAPITAL COM     14040H105    1198   21000SH       Sole                     21000
CHEVRONTCOM     166764100     793   11100SH       Sole                     11100
CITIGROUCOM     172967101    1056   23200SH       Sole                     23200
CONAGRA COM     205887102     333   15700SH       Sole                     15700
CONOCOPHCOM     20825C104    1073   19600SH       Sole                     19600
COUNTRYWCOM     222372104    1299   16600SH       Sole                     16600
CVS CORPCOM     126650100     472   15200SH       Sole                     15200
DOMINIONCOM     25746U109    1009   16300SH       Sole                     16300
DTE ENERCOM     233331107     587   15900SH       Sole                     15900
EXELON CCOM     30161N101     476    7500SH       Sole                      7500
EXXON MOCOM     30231G102     981   26800SH       Sole                     26800
FANNIE MCOM     313586109     983   14000SH       Sole                     14000
FLEETBOSCOM     339030108     464   15400SH       Sole                     15400
FLUOR COCOM     343412102     732   19600SH       Sole                     19600
FOX ENTECOM     35138T107     546   19500SH       Sole                     19500
HARTFORDCOM     416515104     916   17400SH       Sole                     17400
HCA INC COM     404119109     671   18200SH       Sole                     18200
HOME DEPCOM     437076102     733   23000SH       Sole                     23000
HONEYWELCOM     438516106     659   25000SH       Sole                     25000
INGERSOLCOM     G4776G101     828   15500SH       Sole                     15500
INT'L BUCOM     459200101    1219   13800SH       Sole                     13800
INTERNATCOM     460146103     429   11000SH       Sole                     11000
KERR-MCGCOM     492386107    1192   26700SH       Sole                     26700
MBIA INCCOM     55262C100     770   14000SH       Sole                     14000
MCDONALDCOM     580135101    1036   44000SH       Sole                     44000
MORGAN SCOM     617446448     474    9400SH       Sole                      9400
NOKIA COCOM     654902204     775   49700SH       Sole                     49700
OCCIDENTCOM     674599105    1184   33600SH       Sole                     33600
PFIZER ICOM     717081103    1030   33900SH       Sole                     33900
PITNEY BCOM     724479100     912   23800SH       Sole                     23800
PROCTER COM     742718109     882    9500SH       Sole                      9500
PRUDENTICOM     744320102     934   25000SH       Sole                     25000
RAYTHEONCOM     755111507     725   25900SH       Sole                     25900
ROHM ANDCOM     775371107     672   20100SH       Sole                     20100
SOVEREIGCOM     845905108     987   53200SH       Sole                     53200
SPRINT CCOM     852061100     681   45100SH       Sole                     45100
ST. PAULCOM     792860108     781   21100SH       Sole                     21100
TEXAS INCOM     882508104     880   38600SH       Sole                     38600
TRAVELERCOM     89420G109     848   53400SH       Sole                     53400
TRAVELERCOM     89420G406     208   13100SH       Sole                     13100
UNITED TCOM     913017109     464    6000SH       Sole                      6000
UNOCAL CCOM     915289102     571   18100SH       Sole                     18100
VERIZON COM     92343v104     496   15300SH       Sole                     15300
WASHINGTCOM     939322103     764   19400SH       Sole                     19400
WELLS FACOM     949746101     469    9100SH       Sole                      9100
XL CAPITCOM     G98255105     589    7600SH       Sole                      7600